Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Abstract]
Redeemable non-controlling interests, Beginning	$ 25,998
Net income attributable to redeemable non-controlling interest	1,536	$ 4,520	$ 639
Redeemable non-controlling interests reclassification to non-controlling interests	(2,440)
Dividend in redeemable non-controlling interest	(1,726)
Foreign currency translation adjustments	2,471
Redeemable non-controlling interests, Ending	$ 25,839	$ 25,998